Segment Information and Sales to Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,052,948	$ 1,026,201	$ 1,047,933	$ 1,041,957	$ 1,030,253	$ 1,024,704	$ 1,019,657	$ 1,012,055	$ 4,169,039	$ 4,086,669	$ 3,974,837
Managed services arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,398,691	2,246,279	2,051,589
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 1,770,348	$ 1,840,390	$ 1,923,248